STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS - SCHEDULE OF RESTRUCTURING RESERVE BY TYPE OF COST (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve
Charges incurred	$ 4,921	$ 16,767
Dating
Restructuring Reserve
Restructuring reserve accrual, beginning of period	3,577	1,728
Charges incurred	4,921	16,767
Payments made	(7,248)	(14,918)
Restructuring reserve accrual, end of period	1,250	3,577
Dating | Severance
Restructuring Reserve
Restructuring reserve accrual, beginning of period	3,013	795
Charges incurred	345	8,350
Payments made	(2,404)	(6,132)
Restructuring reserve accrual, end of period	954	3,013
Dating | Professional Fees & Other
Restructuring Reserve
Restructuring reserve accrual, beginning of period	564	933
Charges incurred	4,576	8,417
Payments made	(4,844)	(8,786)
Restructuring reserve accrual, end of period	$ 296	$ 564